N-4	Apr. 17, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES	LOCATION IN THE PROSPECTUS
Charges for Early Withdrawals
Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge, If you elect an optional value endorsement and make a withdrawal within the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges Summary – Fee Table – Transaction Expenses
Transaction Charges
You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Charges, Fees and Deductions – Transfer Charge

Ongoing Fees and Expense (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

				Summary – Fee Table – Annual Expenses Annual Fund Expenses Additional Information about LiveWell Variable Annuity – Suitability of the Contract Summary – Fee Table – Example
	Annual Fee	Min	Max
	Base Contract Expenses[1,2,3]	0.94%	1.14%
	Investment options (Portfolio fees and expenses) [4]	0.48%	2.02%
	Optional benefits available for an additional charge	0.25%	0.55%
1.As a percentage of accumulated value in each investment option.
2.Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
3.Expenses could be lower if contract is over $50,000.
4.As a percentage of average daily net assets of the investment option before any applicable waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	LOWEST ANNUAL COST: $1,262	HIGHEST ANNUAL COST: $3,048

Assumes:

• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses
• No optional death benefits
• No additional purchase payments, transfers or withdrawals
• No sales charges

Assumes:

• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of the Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
• No additional purchase payments, transfers or withdrawals
• No sales charges

RISKS
Risk of Loss	You can lose money by investing in this Contract.			Summary – Principal Risks of Investing in the Contract
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received.			Summary – Principal Risks of Investing in the Contract

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Summary – Principal Risks of Investing in the Contract
Insurance Company Risks	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Additional Information – Midland National Life Insurance Company
RESTRICTIONS
Investments
•    We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15.

•    We reserve the right to add, remove or substitute investment options.

•    The Company also has policies and procedures that attempt to detect and deter frequent transfers.
Detailed Information About the Contract – Your Accumulation Value – Transfers of Accumulation Value; Transfer Limitations
Optional Benefits
•    Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

•    Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.

•    Selection of certain benefits (i.e. optional value endorsements) may subject you to a surrender charge.

•    We may modify or discontinue offering an optional benefit at any time.
Summary – Features of LiveWell Variable Annuity – Death Benefit Summary – Fee Table – Transaction Expenses
TAXES
Tax Implications
•    You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•    There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).

•    Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.
Federal Tax Status
CONFLICTS OF INTEREST
Investment Professional Compensation
Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.
Additional Information – Distribution of the Contracts
Exchanges	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.	Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

Charges for Early Withdrawals [Text Block]	Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge, If you elect an optional value endorsement and make a withdrawal within the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Ongoing Fees and Expenses [Table Text Block]	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.94%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.14%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of accumulated value in each investment option.Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.Expenses could be lower if contract is over $50,000.
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	2.02%
Investment Options Footnotes [Text Block]	As a percentage of average daily net assets of the investment option before any applicable waivers.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	0.55%
Lowest Annual Cost [Dollars]	$ 1,262
Highest Annual Cost [Dollars]	$ 3,048
Lowest Annual Cost Footnotes [Text Block]
Assumes:

• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses
• No optional death benefits
• No additional purchase payments, transfers or withdrawals
• No sales charges

Highest Annual Cost Footnotes [Text Block]
Assumes:

• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of the Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
• No additional purchase payments, transfers or withdrawals
• No sales charges

Investment Restrictions [Text Block]
•    We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15.

•    We reserve the right to add, remove or substitute investment options.

•    The Company also has policies and procedures that attempt to detect and deter frequent transfers.

Optional Benefit Restrictions [Text Block]
•    Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

•    Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.

•    Selection of certain benefits (i.e. optional value endorsements) may subject you to a surrender charge.

•    We may modify or discontinue offering an optional benefit at any time.

Tax Implications [Text Block]
•    You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•    There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).

•    Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

Investment Professional Compensation [Text Block]	Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses for the Contract, that you will pay when purchasing, owning, making partial withdrawals from and surrendering the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge (as a percentage of premiums withdrawn)	None
Exchange Fee	$15

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge (as a percentage of premiums withdrawn)	8.0%[2]
Exchange Fee[1]	$15
[1] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
[2] See the table below.

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
The next table describes the fees and expenses that you will pay each year during the time that you own the
Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses (Annual Rate)[1]	$40
[1]     This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.

Base Contract Expenses (as a percentage of average accumulation value)
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

Optional Death Benefit Expenses (as a percentage of average accumulation value)
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%
The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to investment options available under the Contract, including their annual expenses, may be found at the back of this document in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”
Annual Portfolio Expenses

	Min	Max
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2022	0.48%	2.07%
Expenses after reimbursements and/or fee waivers as of 12/31/2021	0.48%	2.02% [1]
[1]The Expenses after reimbursements and/or fee waivers as of 12/31/2022 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio.
Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1: This example assumes the highest charges that can be imposed once the Contract is issued (i.e., 1.65% base contract expenses and $40 annual contract expenses), the Enhanced Death Benefit and the highest level of portfolio expenses (without waiver of fees or expenses), without the Optional Value Endorsement.
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$3,784	$11,492	$19,392	$40,016
Example 2: This example assumes the highest charges that can be imposed once the Contract is issued (i.e., 1.55% base contract expenses and $40 annual contract expenses) highest level of portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement and the Enhanced Death Benefit.
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,985	$15,703	$21,623	$39,149
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$3,685	$11,203	$18,923	$39,149

Example 3: This example assumes the lowest level of portfolio expenses (without waivers of fees or expenses), with the Optional 7-Year Value Endorsement and Enhanced Death Benefit (i.e., 1.45% base contract expenses and $40 annual contract expenses).
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,200	$11,584	$14,224	$22,958
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$2,000	$6,184	$10,624	$22,958
Example 4: This example assumes the lowest level of portfolio expenses (without waivers of fees or expenses), the return of premium death benefit, and without the Optional Value Endorsement (i.e., 1.35% base contract expenses and $40 annual contract expenses).
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,900	$5,878	$10,110	$21,904
The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).
Transaction Expenses [Table Text Block]
Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge (as a percentage of premiums withdrawn)	None
Exchange Fee	$15

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge (as a percentage of premiums withdrawn)	8.0%[2]
Exchange Fee[1]	$15
[1] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
[2] See the table below.

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Administrative Expenses (Annual Rate)[1]	$40
[1]     This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.

Base Contract Expenses (as a percentage of average accumulation value)
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

Optional Death Benefit Expenses (as a percentage of average accumulation value)
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%
The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to investment options available under the Contract, including their annual expenses, may be found at the back of this document in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”
Administrative Expense, Current [Dollars]	$ 40
Administrative Expense, Footnotes [Text Block]	This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.
Annual Portfolio Company Expenses [Table Text Block]

	Min	Max
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2022	0.48%	2.07%
Expenses after reimbursements and/or fee waivers as of 12/31/2021	0.48%	2.02% [1]

Portfolio Company Expenses [Text Block]	Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2022
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	2.07%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.
Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.
Withdrawal Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.

Catastrophic Events Risk. Catastrophic event risks such as terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which these types of catastrophic events, including the recent COVID-19 pandemic, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.
Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.
Optional Death Benefits for Additional Fee

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions or Limitations
Return of Premium Death Benefit	Pays the greater of the accumulation value or net premium.	0.25%
•    Can only be elected at the time of application.
•    Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
•    Withdrawals could significantly reduce the benefit.
•    For contracts issued prior to January 1, 2021, the Return of Premium Death Benefit was the standard death benefit.

Enhanced Death Benefit	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	0.55%	• Can only be elected at the time of application. • Maximum owners issue age for this benefit is age 80. • Withdrawals could significantly reduce the benefit.
*    See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES.”

Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions or Limitations
5-Year Optional Value Endorsement	In exchange for a fee reduction (-10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
6-Year Optional Value Endorsement
In exchange for a fee reduction
(-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.

The 6-Year Optional Value Endorsement is not offered on Contracts issued on or after May 1, 2020.
		7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
7-Year Optional Value Endorsement	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
**As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”
Other Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations
Dollar Cost Averaging (DCA)	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.
•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.

Free Withdrawal Amount
Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge.
If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years.
Portfolio Rebalancing	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	•Portfolio Rebalancing program is not available when there is an active DCA program. •The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.	If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
DEATH BENEFIT
If the owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
ACCUMULATION VALUE DEATH BENEFIT
This is the default death benefit at the time of application and we deduct a 0.75% mortality and expense risk charge which includes the cost of this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.

If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives a complete death benefit claim.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for a 1.00% mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for a 0.30% mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:

a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the contract.
Optional Death Benefits for Additional Fee

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions or Limitations
Return of Premium Death Benefit	Pays the greater of the accumulation value or net premium.	0.25%
•    Can only be elected at the time of application.
•    Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
•    Withdrawals could significantly reduce the benefit.
•    For contracts issued prior to January 1, 2021, the Return of Premium Death Benefit was the standard death benefit.

Enhanced Death Benefit	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	0.55%	• Can only be elected at the time of application. • Maximum owners issue age for this benefit is age 80. • Withdrawals could significantly reduce the benefit.
*    See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES.”

Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions or Limitations
5-Year Optional Value Endorsement	In exchange for a fee reduction (-10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
6-Year Optional Value Endorsement
In exchange for a fee reduction
(-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.

The 6-Year Optional Value Endorsement is not offered on Contracts issued on or after May 1, 2020.
		7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
7-Year Optional Value Endorsement	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
**As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”
Other Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations
Dollar Cost Averaging (DCA)	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.
•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.

Free Withdrawal Amount
Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge.
If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years.
Portfolio Rebalancing	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	•Portfolio Rebalancing program is not available when there is an active DCA program. •The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.	If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.

Benefits Description [Table Text Block]
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
DEATH BENEFIT
If the owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
ACCUMULATION VALUE DEATH BENEFIT
This is the default death benefit at the time of application and we deduct a 0.75% mortality and expense risk charge which includes the cost of this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.

If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives a complete death benefit claim.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for a 1.00% mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for a 0.30% mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:

a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of investment options available under the Contract. More information about the investment options is available in the prospectuses for the investment options, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421or by sending an email request to SecuritiesPI@sfgmembers.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Average Annual Total Returns

Prospectus Objective	Name	Firm Name	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Asset Allocation	AB VPS Dynamic Asset Allocation B5	AllianceBernstein	1.07	-18.68	-0.1	3.07
Small Company	AB VPS Small Cap Growth B	AllianceBernstein	1.15	-39.26	6.51	10.56
Growth	AB VPS Small/Mid Cap Value B	AllianceBernstein	1.05	-15.82	3.62	9.06
Aggressive Growth	Alger Capital Appreciation S	Alger	1.16	-36.69	7.15	11.6
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III	ALPS	1.3	17.32	3.38
Growth and Income	ALPS/Red Rocks Global Opportunity III	ALPS	1.75	-28.91	3.32
Balanced	American Century VP Balanced II	American Century Investments	1.06	-17.47	4.18	6.38
Growth and Income	American Century VP Discplnd Cor Val II	American Century Investments	0.95	-12.83	6.59	10.37
Government Bond - Treasury	American Century VP Inflation Prot II	American Century Investments	0.71	-13.08	1.38	0.67
Growth	American Century VP Mid Cap Value II	American Century Investments	1	-1.38	6.61	10.84
Growth	American Century VP Ultra® II	American Century Investments	0.91	-32.46	10.94	13.95
Growth	American Century VP Value II	American Century Investments	0.86	0.31	7.68	10.41
Asset Allocation	American Funds IS® Asset Allocation 4	American Funds	0.8	-13.66	5.06	7.87
Balanced	American Funds IS® Global Balanced 4[4]	American Funds	1.01	-14.73	3.13	5.12
Growth	American Funds IS® Capital Inc Builder®4	American Funds	0.77	-7.37	3.83
World Stock	American Funds IS® Capital Wld Gr&Inc 4	American Funds	0.92	-17.57	3.83	7.53
World Stock	American Funds IS® Global Growth 4	American Funds	1.06	-24.92	6.8	9.92
Small Company	American Funds IS® Global Small Cap 4	American Funds	1.15	-29.69	2.54	6.58
Growth	American Funds IS® Growth 4	American Funds	0.85	-30.11	10.86	13.38
Growth and Income	American Funds IS® Growth-Income 4	American Funds	0.79	-16.71	7.56	11.28
Foreign Stock	American Funds IS® International 4	American Funds	1.04	-21.02	-1.29	3.67
Foreign Stock	American Funds IS® Intl Gr And Inc 4	American Funds	1.03	-15.52	0.35	3.37
Growth	American Funds IS® New World 4	American Funds	1.07	-22.25	2.07	4.02
Corporate Bond - General	American Funds IS® The Bond Fd of Amer 4[4]	American Funds	0.7	-12.75	0.51	1.12

Government Bond - General	American Funds IS® Ultra-Short Bond 4	American Funds	0.81	0.83	0.47	0.06
Corporate Bond - High Quality	American Funds IS® US Government Secs 4	American Funds	0.72	-11.2	0.37	0.7
Growth and Income	American Funds IS® Washington Mut Inv 4	American Funds	0.77	-8.69	6.84	11.08
Asset Allocation	BlackRock 60/40 Trgt Allc ETF VI III	BlackRock	0.63	-15.04	4.52
Growth	BlackRock Advantage Lg Cp Cor V.I. III	BlackRock	0.83	-20.16	8.22	11.56
Growth and Income	BlackRock Basic Value V.I. 3	BlackRock	0.99	-5.12	6.15	9.27
Growth	BlackRock Capital Appreciation V.I. III	BlackRock	1.05	-37.81	7.4	11.35
Equity-Income	BlackRock Equity Dividend V.I. III	BlackRock	0.91	-4.1	7.11	9.85
Asset Allocation	BlackRock Global Allocation V.I. III	BlackRock	1	-16.07	3.25	4.8
Growth	BlackRock Large Cap Focus Gr V.I. III	BlackRock	1.02	-38.25	7.24	11.89
Growth and Income	Calvert VP S&P 500 Index	Calvert Research and Management	0.28	-18.34	9.12	12.2
Balanced	Calvert VP SRI Balanced F	Calvert Research and Management	0.88	-15.47	6.13	7.26
Growth	Calvert VP SRI Mid Cap	Calvert Research and Management	0.96	-19.49	5.47	7.82
Growth	ClearBridge Variable Aggressive Gr II	Franklin Templeton Investments	1.08	-26.59	1.64	8.22
Equity-Income	ClearBridge Variable Dividend Strat II	Franklin Templeton Investments	0.99	-8.23	9.29	11.25
Growth	ClearBridge Variable Large Cap Growth II	Franklin Templeton Investments	0.99	-32.42	7.12	12.49
Growth	ClearBridge Variable Mid Cap II	Franklin Templeton Investments	1.07	-25.5	4.95	8.95
Small Company	ClearBridge Variable Small Cap Growth II	Franklin Templeton Investments	1.05	-29.01	8.28	10.95
Growth and Income	Columbia VP Contrarian Core 2	Columbia Threadneedle	0.93	-18.85	8.17	11.84
Equity-Income	Columbia VP Dividend Opportunity 2	Columbia Threadneedle	0.96	-1.39	7.82	9.79
Diversified Emerging Markets	Columbia VP Emerging Markets 2	Columbia Threadneedle	1.37	-33.07	-3.27	1.29
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2	Columbia Threadneedle	1.01	-16.16	-1.87	0.43
Corporate Bond - High Yield	Columbia VP High Yield Bond 2	Columbia Threadneedle	0.91	-10.78	2.14	3.61
Growth	Columbia VP Select Large Cap Value 2	Columbia Threadneedle	0.93	-2.06	7.84	11.83
Growth	Columbia VP Select Mid Cap Value 2[4]	Columbia Threadneedle	1.08	-9.66	7.74	10.6
Specialty - Technology	Columbia VP Seligman Global Tech 2	Columbia Threadneedle	1.23	-31.86	14.35	18.39
Growth	Columbia VP Small Cap Value 2[4]	Columbia Threadneedle	1.22	-8.97	4.74	9.45
Multisector Bond	Columbia VP Strategic Income 2	Columbia Threadneedle	0.93	-11.52	0.98	2.1
Government Bond - Mortgage	Columbia VP US Government Mortgage 2	Columbia Threadneedle	0.7	-14.32	-0.81	0.59
Growth and Income	Delaware Ivy VIP Asset Strategy II	Delaware Funds by Macquarie	0.87	-14.71	4.32	4.46

Balanced	Delaware Ivy VIP Balanced II	Delaware Funds by Macquarie	1	-16.1	5.57	7.05
Specialty - Natural Resources	Delaware Ivy VIP Energy II	Delaware Funds by Macquarie	1.22	50.41	-1.66	-0.39
Foreign Stock	Delaware Ivy VIP Global Growth II	Delaware Funds by Macquarie	1.13	-17.49	6.72	7.6
Growth	Delaware Ivy VIP Growth II	Delaware Funds by Macquarie	0.99	-27.24	11.53	13.96
Corporate Bond - High Yield	Delaware Ivy VIP High Income II	Delaware Funds by Macquarie	0.95	-11.12	1.7	3.56
Foreign Stock	Delaware Ivy VIP International Cor Eq II	Delaware Funds by Macquarie	1.16	-14.32	0.45	4.8
Growth	Delaware Ivy VIP Mid Cap Growth II	Delaware Funds by Macquarie	1.1	-30.78	10.59	11.39
Specialty - Natural Resources	Delaware Ivy VIP Natural Resources II	Delaware Funds by Macquarie	1.21	17.72	1.98	0.23
Specialty - Technology	Delaware Ivy VIP Science and Tech II	Delaware Funds by Macquarie	1.14	-31.83	8.53	12.18
Small Company	Delaware Ivy VIP Small Cap Growth II	Delaware Funds by Macquarie	1.14	-26.83	4.38	8.83
Growth	Delaware Ivy VIP Smid Cap Core II	Delaware Funds by Macquarie	1.17	-14.84	4.14	9.25
Growth	Delaware VIP Global Value Equity II	Delaware Funds by Macquarie	1.01	-11.32	3.08	7.21
World Stock	Delaware VIP International Ser Std	Delaware Funds by Macquarie	0.86	-17.33	0.76	4.12
Growth	Delaware VIP Opp Ser Standard	Delaware Funds by Macquarie	0.83	-13.68	5.33	9.38
Growth	Delaware VIP Total Return Ser Std	Delaware Funds by Macquarie	0.83	-10.56	2.89	5.3
Equity-Income	Donoghue Forlines Dividend VIT 1	Donoghue Forlines LLC	2	-10.35	-0.64	2.89
Asset Allocation	DWS Alternative Asset Allocation VIP B	DWS	1.26	-7.74	2.5	2.14
Growth	DWS CROCI US VIP B	DWS	0.97	-15.67	1.99	5.59
Growth	DWS Equity 500 Index VIP B	DWS	0.64	-18.62	8.75	11.9
Small Company	DWS Global Small Cap VIP B	DWS	1.09	-24.22	-0.51	4.46
Corporate Bond - High Yield	DWS High Income VIP B	DWS	1.1	-9.38	2.21	3.37
Small Company	DWS Small Cap Index VIP B	DWS	0.68	-20.89	3.54	8.46
Growth	DWS Small Mid Cap Value VIP B	DWS	1.2	-16.14	1.77	6.84
Income	Eaton Vance VT Floating-Rate Inc Init	Eaton Vance	1.18	-2.71	1.93	2.52
Corporate Bond - High Yield	Federated Hermes High Income Bond II S	Federated	1.07	-11.92	1.35	3.33
Growth	Federated Hermes Kaufmann II S	Federated	1.75	-30.26	4.85	10.53
Growth and Income	Federated Hermes Managed Volatility II S	Federated	1.21	-14	2.32	5.12
Growth	Fidelity® VIP Contrafund Service 2	Fidelity Investments	0.85	-26.49	8.39	11.15
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2	Fidelity Investments	1.16	-20.37	1.46	4.35
Specialty - Natural Resources	Fidelity® VIP Energy Service 2[4]	Fidelity Investments	0.9	62.87	6.94	4.54

Growth and Income	Fidelity® VIP FundsManager 50% Service 2	Fidelity Investments	0.85	-14.04	3.68	5.53
Growth and Income	Fidelity® VIP FundsManager 70% Service 2	Fidelity Investments	0.93	-15.79	4.79	7.28
Growth and Income	Fidelity® VIP FundsManager 85% Service 2	Fidelity Investments	0.97	-17.19	5.55	8.61
Money Mkt - Government	Fidelity® VIP Government MMKT Service 2	Fidelity Investments	0.48	1.28	0.94	0.52
Growth	Fidelity® VIP Growth Opportunities Svc 2	Fidelity Investments	0.88	-38.32	12.8	14.81
Growth and Income	Fidelity® VIP High Income Service 2	Fidelity Investments	0.92	-11.67	0.86	2.71
Foreign Stock	Fidelity® VIP Intl Capital Apprec Svc 2	Fidelity Investments	1.07	-26.57	3.03	6.98
Corporate Bond - General	Fidelity® VIP Investment Grade Bd Svc 2	Fidelity Investments	0.64	-13.21	0.38	1.28
Growth	Fidelity® VIP Mid Cap Service 2	Fidelity Investments	0.86	-14.97	5.68	9.69
Foreign Stock	Fidelity® VIP Overseas Service 2	Fidelity Investments	1.02	-24.68	2.35	5.48
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2	Fidelity Investments	0.89	-27.69	1.45	4.85
Multisector Bond	Fidelity® VIP Strategic Income Service 2	Fidelity Investments	0.91	-11.52	1.09	2.2
Growth	Fidelity® VIP Value Strategies Service 2	Fidelity Investments	0.88	-7.35	8.1	9.94
Growth	Franklin DynaTech VIP Fund - Class 2	Franklin Templeton Investments	0.92	-39.96	6.45	9.88
Specialty - Real Estate	Franklin Global Real Estate VIP 2[4]	Franklin Templeton Investments	1.25	-26.06	0.24	2.89
Growth and Income	Franklin Income VIP 2	Franklin Templeton Investments	0.72	-5.47	4.3	5.51
Growth and Income	Franklin Multi-Asst Dyn Mlt-Strat VIT II	Franklin Templeton Investments	1.27
World Stock	Franklin Mutual Global Discovery VIP 2	Franklin Templeton Investments	1.23	-4.75	3.66	6.6
Growth	Franklin Mutual Shares VIP 2	Franklin Templeton Investments	0.98	-7.43	3.15	6.73
Growth and Income	Franklin Rising Dividends VIP 2	Franklin Templeton Investments	0.88	-10.57	10.04	11.86
Asset Allocation	Franklin VolSmart Allocation VIP 2[4]	Franklin Templeton Investments	1.02	-12.13	5.78
Small Company	Guggenheim Var Ser Q (Small Cap Value)	Guggenheim Investments	1.13	-3.74	5.19	7.85
Growth and Income	Guggenheim VT Global Mgd Futures Strat	Guggenheim Investments	1.77	11.28	2.54	1.75
Growth	Guggenheim VT Long Short Equity	Guggenheim Investments	1.6	-14.39	0.43	3.74
Growth	Guggenheim VT Multi-Hedge Strategies	Guggenheim Investments	2.02	-3.4	2.25	2.25
Foreign Stock	Invesco Oppenheimer VI Intl Gr II	Invesco	1.25	-27.16	-0.01	3.99
Growth	Invesco V.I. Discovery Mid Cap Growth II	Invesco	1.08	-31.13	8.37	11.55
Small Company	Invesco V.I. Main Street Small Cap II	Invesco	1.09	-16.04	6.74	10.6
Asset Allocation	Invesco VI Balanced-Risk Allocation II	Invesco	1.13	-14.52	1.94	3.29
Income	Invesco VI Core Plus Bond II	Invesco	0.87	-14.68	-0.04	1.87

Equity-Income	Invesco VI Diversified Dividend II	Invesco	0.93	-1.92	5.97	9.53
Growth and Income	Invesco VI Equally Wtd S&P 500 II	Invesco	0.6	-12.06	8.51	11.69
Equity-Income	Invesco VI Equity and Income II	Invesco	0.8	-7.71	5.35	8.12
World Stock	Invesco VI Global II	Invesco	1.03	-31.94	2.59	7.59
Growth	Invesco VI Main Street II	Invesco	1.04	-20.31	6.89	10.49
Small Company	Invesco VI Small Cap Equity II	Invesco	1.2	-20.73	5.27	8.05
Balanced	Janus Henderson VIT Balanced Svc	Janus Henderson	0.86	-16.62	6.42	8.16
Growth	Janus Henderson VIT Enterprise Svc	Janus Henderson	0.96	-16.15	9.35	13.1
Income	Janus Henderson VIT Flexible Bond Svc	Janus Henderson	0.82	-13.9	0.25	1.1
Specialty - Technology	Janus Henderson VIT Glb Tech&Innvt Svc	Janus Henderson	0.97	-37.12	10.28	15.34
World Stock	Janus Henderson VIT Global Rsrch Svc	Janus Henderson	1.02	-19.61	6.29	8.88
Growth	Janus Henderson VIT Mid Cap Value Svc	Janus Henderson	0.92	-5.77	4.49	8.25
Foreign Stock	Janus Henderson VIT Overseas Svc	Janus Henderson	1.12	-8.84	5.2	3.72
Growth	Janus Henderson VIT Research Svc	Janus Henderson	0.85	-30.06	7.9	11.16
Specialty - Financial	JHVIT Financial Industries II	John Hancock	1.09	-13.83	5.01	9.17
Growth	JHVIT Fundamental All Cap Core II	John Hancock	0.95	-24.43	8.04	12.08
Growth and Income	JHVIT Select Bond II	John Hancock	0.84	-14.38	-0.14	0.92
Multisector Bond	JHVIT Strategic Income Opportunities II	John Hancock	0.95	-10.3	0.53	2.23
Asset Allocation	Lazard Ret Global Dyn Multi Asst Svc	Lazard	1.06	-17.38	0.52	4.55
Foreign Stock	Lazard Retirement International Eq Ser	Lazard	1.1	-15.01	0.28	3.41
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC	Lord Abbett	0.89	-12.81	1.01	3.65
Growth	Lord Abbett Series Developing Growth VC	Lord Abbett	1.04	-35.98	8.23	10.86
Growth and Income	Lord Abbett Series Fundamental Eq VC	Lord Abbett	1.08	-11.97	4.94	8.82
Income	Lord Abbett Series Short Duration Inc VC	Lord Abbett	0.83	-5.06	0.92
Growth	MFS® VIT II Blended Rsrch Core Eq Svc	MFS	0.69	-16.2	8.11	11.48
Corporate Bond - General	MFS® VIT II Corporate Bond Service	MFS	0.88	-16.62	0.03	1.63
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc	MFS	1.48	-19.94	-3.26	-0.27
Asset Allocation	MFS® VIT II Global Tactical Allc Svc	MFS	1.02	-7.44	1.83	3.54
Foreign Stock	MFS® VIT II International Intrs Val Svc	MFS	1.14	-23.75	2.77	7.56
Specialty - Technology	MFS® VIT II Technology Svc	MFS	1.12	-35.85	8	13.76

Specialty - Real Estate	MFS® VIT III Global Real Estate Service	MFS	1.17	-27.14	3.23	5.65
Growth	MFS® VIT New Discovery Svc	MFS	1.12	-29.99	7.53	9.71
Specialty - Utility	MFS® VIT Utilities Series Service	MFS	1.03	0.48	8.73	8.35
Growth and Income	PIMCO Dynamic Bond Adv	PIMCO	1.11	-6.45	0.95	1.4
Growth and Income	PIMCO Glbl Mgd Ast Allc Ptf Adv	PIMCO	1.21	-18.4	3.43	3.02
Worldwide Bond	PIMCO Global Bond Opps (Unhedged) Adv	PIMCO	1.02	-11.09	-1.02	-0.41
Income	PIMCO Income Advisor	PIMCO	0.92	-7.87	1.67
Growth and Income	PIMCO International Bond (USD-Hdg) Adv	PIMCO	1.01	-10.24	0.22	2.12
Growth and Income	PIMCO VIT All Asset Adv	PIMCO	1.34	-11.87	3.12	3.15
Growth and Income	PIMCO VIT CommodityRealReturn® Strat Adv	PIMCO	1.03	8.66	6.94	-1.66
Growth and Income	PIMCO VIT Emerging Markets Bond Adv	PIMCO	1.12	-15.8	-0.95	0.87
Corporate Bond - High Yield	PIMCO VIT High Yield Adv	PIMCO	0.87	-10.38	1.78	3.42
Growth and Income	PIMCO VIT Low Duration Adv	PIMCO	0.75	-5.84	-0.02	0.32
Worldwide Bond	PIMCO VIT Real Return Adv	PIMCO	0.77	-11.99	1.86	0.8
Corporate Bond - General	PIMCO VIT Short-Term Adv	PIMCO	0.7	-0.25	1.16	1.25
Growth and Income	PIMCO VIT Total Return Adv	PIMCO	0.75	-14.39	-0.28	0.82
Corporate Bond - General	Pioneer Bond VCT ll	Amundi US	0.88	-14.46	0.04	1.43
Equity-Income	Pioneer Equity Income VCT II	Amundi US	1.05	-7.94	5.62	10.17
Corporate Bond - High Yield	Pioneer High Yield VCT II	Amundi US	1.17	-11.44	0.89	3.11
Income	Pioneer Strategic Income VCT II5	Amundi US	1.04	-12.84	0.45	1.71
Growth and Income	Pioneer VCT II	Amundi US	1.04	-19.68	10.35	12.32
Growth	Principal Blue Chip 3	Principal Funds	1.05	-31.2
Balanced	Principal Diversified Balanced 3	Principal Funds	0.64	-15.24	3.82	5.73
Growth	Principal Diversified Growth 3	Principal Funds	0.66	-15.84	4.9	7.17
Income	Principal Diversified Income 3	Principal Funds	0.62	-14.73	2.64	4.24
Equity-Income	Principal Equity Income 3	Principal Funds	0.87	-10.86	7.09	10.39
Growth	PSF Mid-Cap growth Portfolio II	PGIM Investments	1.05	-27.24	8.21	9.81
Specialty - Natural Resources	PSF Natural Resources Portfolio II	PGIM Investments	0.9	21.54	8.85	1.74
Growth	PSF PGIM Jennison Focused Blend Port II	PGIM Investments	1.24	-26.04	6.32	10.06
Small Company	Royce Capital Micro-Cap Svc	Royce Investment Partners	1.33	-22.65	6.01	5.46

Small Company	Royce Capital Small-Cap Svc	Royce Investment Partners	1.33	-9.41	3.16	6.07
Specialty - Health	Rydex Var Biotechnology	Rydex Funds	1.69	-13.31	3.79	10.76
Growth	Rydex Var S&P 500 Pure Growth[5]	Rydex Funds	1.6	-28.35	6.82	11.04
Growth	Rydex Var S&P MidCap 400 Pure Growth	Rydex Funds	1.6	-22.62	2.17	6.15
Growth	T. Rowe Price Blue Chip Growth Port II	T. Rowe Price	1	-38.66	4.89	11.4
Equity-Income	T. Rowe Price Equity Income Port II4	T. Rowe Price	0.99	-3.59	6.77	9.41
Specialty - Health	T. Rowe Price Health Sciences Port II	T. Rowe Price	1.19	-12.69	10.56	15.35
Growth	T. Rowe Price Mid-Cap Growth Port II4	T. Rowe Price	1.09	-22.75	6.94	11.68
Diversified Emerging Markets	Templeton Developing Markets VIP 2	Franklin Templeton Investments	1.44	-21.98	-1.67	1.02
Foreign Stock	Templeton Foreign VIP 2	Franklin Templeton Investments	1.06	-7.61	-1.97	1.47
Income	Templeton Global Bond VIP 2	Franklin Templeton Investments	0.76	-4.95	-2.32	-0.78
Growth	VanEck VIP Global Resources Fund S	VanEck	1.34	8.12	4.01	0.11
Growth and Income	Western Asset Core Plus VIT II	Franklin Templeton Investments	0.78	-17.28	-0.8	1.47
Corporate Bond - High Yield	Western Asset Variable Glbl Hi Yld Bd II5	Franklin Templeton Investments	1.07	-13.87	0.37	2.26
    (as of 12/31/22)    During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
2This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
3This Investment Option is closed to new investors.
4This Investment Option will be available beginning August 1, 2023.
5This Investment Option will be closed to new investors beginning August 1, 2023.

Prospectuses Available [Text Block]
The following is a list of investment options available under the Contract. More information about the investment options is available in the prospectuses for the investment options, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421or by sending an email request to SecuritiesPI@sfgmembers.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Average Annual Total Returns

Prospectus Objective	Name	Firm Name	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Asset Allocation	AB VPS Dynamic Asset Allocation B5	AllianceBernstein	1.07	-18.68	-0.1	3.07
Small Company	AB VPS Small Cap Growth B	AllianceBernstein	1.15	-39.26	6.51	10.56
Growth	AB VPS Small/Mid Cap Value B	AllianceBernstein	1.05	-15.82	3.62	9.06
Aggressive Growth	Alger Capital Appreciation S	Alger	1.16	-36.69	7.15	11.6
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III	ALPS	1.3	17.32	3.38
Growth and Income	ALPS/Red Rocks Global Opportunity III	ALPS	1.75	-28.91	3.32
Balanced	American Century VP Balanced II	American Century Investments	1.06	-17.47	4.18	6.38
Growth and Income	American Century VP Discplnd Cor Val II	American Century Investments	0.95	-12.83	6.59	10.37
Government Bond - Treasury	American Century VP Inflation Prot II	American Century Investments	0.71	-13.08	1.38	0.67
Growth	American Century VP Mid Cap Value II	American Century Investments	1	-1.38	6.61	10.84
Growth	American Century VP Ultra® II	American Century Investments	0.91	-32.46	10.94	13.95
Growth	American Century VP Value II	American Century Investments	0.86	0.31	7.68	10.41
Asset Allocation	American Funds IS® Asset Allocation 4	American Funds	0.8	-13.66	5.06	7.87
Balanced	American Funds IS® Global Balanced 4[4]	American Funds	1.01	-14.73	3.13	5.12
Growth	American Funds IS® Capital Inc Builder®4	American Funds	0.77	-7.37	3.83
World Stock	American Funds IS® Capital Wld Gr&Inc 4	American Funds	0.92	-17.57	3.83	7.53
World Stock	American Funds IS® Global Growth 4	American Funds	1.06	-24.92	6.8	9.92
Small Company	American Funds IS® Global Small Cap 4	American Funds	1.15	-29.69	2.54	6.58
Growth	American Funds IS® Growth 4	American Funds	0.85	-30.11	10.86	13.38
Growth and Income	American Funds IS® Growth-Income 4	American Funds	0.79	-16.71	7.56	11.28
Foreign Stock	American Funds IS® International 4	American Funds	1.04	-21.02	-1.29	3.67
Foreign Stock	American Funds IS® Intl Gr And Inc 4	American Funds	1.03	-15.52	0.35	3.37
Growth	American Funds IS® New World 4	American Funds	1.07	-22.25	2.07	4.02
Corporate Bond - General	American Funds IS® The Bond Fd of Amer 4[4]	American Funds	0.7	-12.75	0.51	1.12

Government Bond - General	American Funds IS® Ultra-Short Bond 4	American Funds	0.81	0.83	0.47	0.06
Corporate Bond - High Quality	American Funds IS® US Government Secs 4	American Funds	0.72	-11.2	0.37	0.7
Growth and Income	American Funds IS® Washington Mut Inv 4	American Funds	0.77	-8.69	6.84	11.08
Asset Allocation	BlackRock 60/40 Trgt Allc ETF VI III	BlackRock	0.63	-15.04	4.52
Growth	BlackRock Advantage Lg Cp Cor V.I. III	BlackRock	0.83	-20.16	8.22	11.56
Growth and Income	BlackRock Basic Value V.I. 3	BlackRock	0.99	-5.12	6.15	9.27
Growth	BlackRock Capital Appreciation V.I. III	BlackRock	1.05	-37.81	7.4	11.35
Equity-Income	BlackRock Equity Dividend V.I. III	BlackRock	0.91	-4.1	7.11	9.85
Asset Allocation	BlackRock Global Allocation V.I. III	BlackRock	1	-16.07	3.25	4.8
Growth	BlackRock Large Cap Focus Gr V.I. III	BlackRock	1.02	-38.25	7.24	11.89
Growth and Income	Calvert VP S&P 500 Index	Calvert Research and Management	0.28	-18.34	9.12	12.2
Balanced	Calvert VP SRI Balanced F	Calvert Research and Management	0.88	-15.47	6.13	7.26
Growth	Calvert VP SRI Mid Cap	Calvert Research and Management	0.96	-19.49	5.47	7.82
Growth	ClearBridge Variable Aggressive Gr II	Franklin Templeton Investments	1.08	-26.59	1.64	8.22
Equity-Income	ClearBridge Variable Dividend Strat II	Franklin Templeton Investments	0.99	-8.23	9.29	11.25
Growth	ClearBridge Variable Large Cap Growth II	Franklin Templeton Investments	0.99	-32.42	7.12	12.49
Growth	ClearBridge Variable Mid Cap II	Franklin Templeton Investments	1.07	-25.5	4.95	8.95
Small Company	ClearBridge Variable Small Cap Growth II	Franklin Templeton Investments	1.05	-29.01	8.28	10.95
Growth and Income	Columbia VP Contrarian Core 2	Columbia Threadneedle	0.93	-18.85	8.17	11.84
Equity-Income	Columbia VP Dividend Opportunity 2	Columbia Threadneedle	0.96	-1.39	7.82	9.79
Diversified Emerging Markets	Columbia VP Emerging Markets 2	Columbia Threadneedle	1.37	-33.07	-3.27	1.29
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2	Columbia Threadneedle	1.01	-16.16	-1.87	0.43
Corporate Bond - High Yield	Columbia VP High Yield Bond 2	Columbia Threadneedle	0.91	-10.78	2.14	3.61
Growth	Columbia VP Select Large Cap Value 2	Columbia Threadneedle	0.93	-2.06	7.84	11.83
Growth	Columbia VP Select Mid Cap Value 2[4]	Columbia Threadneedle	1.08	-9.66	7.74	10.6
Specialty - Technology	Columbia VP Seligman Global Tech 2	Columbia Threadneedle	1.23	-31.86	14.35	18.39
Growth	Columbia VP Small Cap Value 2[4]	Columbia Threadneedle	1.22	-8.97	4.74	9.45
Multisector Bond	Columbia VP Strategic Income 2	Columbia Threadneedle	0.93	-11.52	0.98	2.1
Government Bond - Mortgage	Columbia VP US Government Mortgage 2	Columbia Threadneedle	0.7	-14.32	-0.81	0.59
Growth and Income	Delaware Ivy VIP Asset Strategy II	Delaware Funds by Macquarie	0.87	-14.71	4.32	4.46

Balanced	Delaware Ivy VIP Balanced II	Delaware Funds by Macquarie	1	-16.1	5.57	7.05
Specialty - Natural Resources	Delaware Ivy VIP Energy II	Delaware Funds by Macquarie	1.22	50.41	-1.66	-0.39
Foreign Stock	Delaware Ivy VIP Global Growth II	Delaware Funds by Macquarie	1.13	-17.49	6.72	7.6
Growth	Delaware Ivy VIP Growth II	Delaware Funds by Macquarie	0.99	-27.24	11.53	13.96
Corporate Bond - High Yield	Delaware Ivy VIP High Income II	Delaware Funds by Macquarie	0.95	-11.12	1.7	3.56
Foreign Stock	Delaware Ivy VIP International Cor Eq II	Delaware Funds by Macquarie	1.16	-14.32	0.45	4.8
Growth	Delaware Ivy VIP Mid Cap Growth II	Delaware Funds by Macquarie	1.1	-30.78	10.59	11.39
Specialty - Natural Resources	Delaware Ivy VIP Natural Resources II	Delaware Funds by Macquarie	1.21	17.72	1.98	0.23
Specialty - Technology	Delaware Ivy VIP Science and Tech II	Delaware Funds by Macquarie	1.14	-31.83	8.53	12.18
Small Company	Delaware Ivy VIP Small Cap Growth II	Delaware Funds by Macquarie	1.14	-26.83	4.38	8.83
Growth	Delaware Ivy VIP Smid Cap Core II	Delaware Funds by Macquarie	1.17	-14.84	4.14	9.25
Growth	Delaware VIP Global Value Equity II	Delaware Funds by Macquarie	1.01	-11.32	3.08	7.21
World Stock	Delaware VIP International Ser Std	Delaware Funds by Macquarie	0.86	-17.33	0.76	4.12
Growth	Delaware VIP Opp Ser Standard	Delaware Funds by Macquarie	0.83	-13.68	5.33	9.38
Growth	Delaware VIP Total Return Ser Std	Delaware Funds by Macquarie	0.83	-10.56	2.89	5.3
Equity-Income	Donoghue Forlines Dividend VIT 1	Donoghue Forlines LLC	2	-10.35	-0.64	2.89
Asset Allocation	DWS Alternative Asset Allocation VIP B	DWS	1.26	-7.74	2.5	2.14
Growth	DWS CROCI US VIP B	DWS	0.97	-15.67	1.99	5.59
Growth	DWS Equity 500 Index VIP B	DWS	0.64	-18.62	8.75	11.9
Small Company	DWS Global Small Cap VIP B	DWS	1.09	-24.22	-0.51	4.46
Corporate Bond - High Yield	DWS High Income VIP B	DWS	1.1	-9.38	2.21	3.37
Small Company	DWS Small Cap Index VIP B	DWS	0.68	-20.89	3.54	8.46
Growth	DWS Small Mid Cap Value VIP B	DWS	1.2	-16.14	1.77	6.84
Income	Eaton Vance VT Floating-Rate Inc Init	Eaton Vance	1.18	-2.71	1.93	2.52
Corporate Bond - High Yield	Federated Hermes High Income Bond II S	Federated	1.07	-11.92	1.35	3.33
Growth	Federated Hermes Kaufmann II S	Federated	1.75	-30.26	4.85	10.53
Growth and Income	Federated Hermes Managed Volatility II S	Federated	1.21	-14	2.32	5.12
Growth	Fidelity® VIP Contrafund Service 2	Fidelity Investments	0.85	-26.49	8.39	11.15
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2	Fidelity Investments	1.16	-20.37	1.46	4.35
Specialty - Natural Resources	Fidelity® VIP Energy Service 2[4]	Fidelity Investments	0.9	62.87	6.94	4.54

Growth and Income	Fidelity® VIP FundsManager 50% Service 2	Fidelity Investments	0.85	-14.04	3.68	5.53
Growth and Income	Fidelity® VIP FundsManager 70% Service 2	Fidelity Investments	0.93	-15.79	4.79	7.28
Growth and Income	Fidelity® VIP FundsManager 85% Service 2	Fidelity Investments	0.97	-17.19	5.55	8.61
Money Mkt - Government	Fidelity® VIP Government MMKT Service 2	Fidelity Investments	0.48	1.28	0.94	0.52
Growth	Fidelity® VIP Growth Opportunities Svc 2	Fidelity Investments	0.88	-38.32	12.8	14.81
Growth and Income	Fidelity® VIP High Income Service 2	Fidelity Investments	0.92	-11.67	0.86	2.71
Foreign Stock	Fidelity® VIP Intl Capital Apprec Svc 2	Fidelity Investments	1.07	-26.57	3.03	6.98
Corporate Bond - General	Fidelity® VIP Investment Grade Bd Svc 2	Fidelity Investments	0.64	-13.21	0.38	1.28
Growth	Fidelity® VIP Mid Cap Service 2	Fidelity Investments	0.86	-14.97	5.68	9.69
Foreign Stock	Fidelity® VIP Overseas Service 2	Fidelity Investments	1.02	-24.68	2.35	5.48
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2	Fidelity Investments	0.89	-27.69	1.45	4.85
Multisector Bond	Fidelity® VIP Strategic Income Service 2	Fidelity Investments	0.91	-11.52	1.09	2.2
Growth	Fidelity® VIP Value Strategies Service 2	Fidelity Investments	0.88	-7.35	8.1	9.94
Growth	Franklin DynaTech VIP Fund - Class 2	Franklin Templeton Investments	0.92	-39.96	6.45	9.88
Specialty - Real Estate	Franklin Global Real Estate VIP 2[4]	Franklin Templeton Investments	1.25	-26.06	0.24	2.89
Growth and Income	Franklin Income VIP 2	Franklin Templeton Investments	0.72	-5.47	4.3	5.51
Growth and Income	Franklin Multi-Asst Dyn Mlt-Strat VIT II	Franklin Templeton Investments	1.27
World Stock	Franklin Mutual Global Discovery VIP 2	Franklin Templeton Investments	1.23	-4.75	3.66	6.6
Growth	Franklin Mutual Shares VIP 2	Franklin Templeton Investments	0.98	-7.43	3.15	6.73
Growth and Income	Franklin Rising Dividends VIP 2	Franklin Templeton Investments	0.88	-10.57	10.04	11.86
Asset Allocation	Franklin VolSmart Allocation VIP 2[4]	Franklin Templeton Investments	1.02	-12.13	5.78
Small Company	Guggenheim Var Ser Q (Small Cap Value)	Guggenheim Investments	1.13	-3.74	5.19	7.85
Growth and Income	Guggenheim VT Global Mgd Futures Strat	Guggenheim Investments	1.77	11.28	2.54	1.75
Growth	Guggenheim VT Long Short Equity	Guggenheim Investments	1.6	-14.39	0.43	3.74
Growth	Guggenheim VT Multi-Hedge Strategies	Guggenheim Investments	2.02	-3.4	2.25	2.25
Foreign Stock	Invesco Oppenheimer VI Intl Gr II	Invesco	1.25	-27.16	-0.01	3.99
Growth	Invesco V.I. Discovery Mid Cap Growth II	Invesco	1.08	-31.13	8.37	11.55
Small Company	Invesco V.I. Main Street Small Cap II	Invesco	1.09	-16.04	6.74	10.6
Asset Allocation	Invesco VI Balanced-Risk Allocation II	Invesco	1.13	-14.52	1.94	3.29
Income	Invesco VI Core Plus Bond II	Invesco	0.87	-14.68	-0.04	1.87

Equity-Income	Invesco VI Diversified Dividend II	Invesco	0.93	-1.92	5.97	9.53
Growth and Income	Invesco VI Equally Wtd S&P 500 II	Invesco	0.6	-12.06	8.51	11.69
Equity-Income	Invesco VI Equity and Income II	Invesco	0.8	-7.71	5.35	8.12
World Stock	Invesco VI Global II	Invesco	1.03	-31.94	2.59	7.59
Growth	Invesco VI Main Street II	Invesco	1.04	-20.31	6.89	10.49
Small Company	Invesco VI Small Cap Equity II	Invesco	1.2	-20.73	5.27	8.05
Balanced	Janus Henderson VIT Balanced Svc	Janus Henderson	0.86	-16.62	6.42	8.16
Growth	Janus Henderson VIT Enterprise Svc	Janus Henderson	0.96	-16.15	9.35	13.1
Income	Janus Henderson VIT Flexible Bond Svc	Janus Henderson	0.82	-13.9	0.25	1.1
Specialty - Technology	Janus Henderson VIT Glb Tech&Innvt Svc	Janus Henderson	0.97	-37.12	10.28	15.34
World Stock	Janus Henderson VIT Global Rsrch Svc	Janus Henderson	1.02	-19.61	6.29	8.88
Growth	Janus Henderson VIT Mid Cap Value Svc	Janus Henderson	0.92	-5.77	4.49	8.25
Foreign Stock	Janus Henderson VIT Overseas Svc	Janus Henderson	1.12	-8.84	5.2	3.72
Growth	Janus Henderson VIT Research Svc	Janus Henderson	0.85	-30.06	7.9	11.16
Specialty - Financial	JHVIT Financial Industries II	John Hancock	1.09	-13.83	5.01	9.17
Growth	JHVIT Fundamental All Cap Core II	John Hancock	0.95	-24.43	8.04	12.08
Growth and Income	JHVIT Select Bond II	John Hancock	0.84	-14.38	-0.14	0.92
Multisector Bond	JHVIT Strategic Income Opportunities II	John Hancock	0.95	-10.3	0.53	2.23
Asset Allocation	Lazard Ret Global Dyn Multi Asst Svc	Lazard	1.06	-17.38	0.52	4.55
Foreign Stock	Lazard Retirement International Eq Ser	Lazard	1.1	-15.01	0.28	3.41
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC	Lord Abbett	0.89	-12.81	1.01	3.65
Growth	Lord Abbett Series Developing Growth VC	Lord Abbett	1.04	-35.98	8.23	10.86
Growth and Income	Lord Abbett Series Fundamental Eq VC	Lord Abbett	1.08	-11.97	4.94	8.82
Income	Lord Abbett Series Short Duration Inc VC	Lord Abbett	0.83	-5.06	0.92
Growth	MFS® VIT II Blended Rsrch Core Eq Svc	MFS	0.69	-16.2	8.11	11.48
Corporate Bond - General	MFS® VIT II Corporate Bond Service	MFS	0.88	-16.62	0.03	1.63
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc	MFS	1.48	-19.94	-3.26	-0.27
Asset Allocation	MFS® VIT II Global Tactical Allc Svc	MFS	1.02	-7.44	1.83	3.54
Foreign Stock	MFS® VIT II International Intrs Val Svc	MFS	1.14	-23.75	2.77	7.56
Specialty - Technology	MFS® VIT II Technology Svc	MFS	1.12	-35.85	8	13.76

Specialty - Real Estate	MFS® VIT III Global Real Estate Service	MFS	1.17	-27.14	3.23	5.65
Growth	MFS® VIT New Discovery Svc	MFS	1.12	-29.99	7.53	9.71
Specialty - Utility	MFS® VIT Utilities Series Service	MFS	1.03	0.48	8.73	8.35
Growth and Income	PIMCO Dynamic Bond Adv	PIMCO	1.11	-6.45	0.95	1.4
Growth and Income	PIMCO Glbl Mgd Ast Allc Ptf Adv	PIMCO	1.21	-18.4	3.43	3.02
Worldwide Bond	PIMCO Global Bond Opps (Unhedged) Adv	PIMCO	1.02	-11.09	-1.02	-0.41
Income	PIMCO Income Advisor	PIMCO	0.92	-7.87	1.67
Growth and Income	PIMCO International Bond (USD-Hdg) Adv	PIMCO	1.01	-10.24	0.22	2.12
Growth and Income	PIMCO VIT All Asset Adv	PIMCO	1.34	-11.87	3.12	3.15
Growth and Income	PIMCO VIT CommodityRealReturn® Strat Adv	PIMCO	1.03	8.66	6.94	-1.66
Growth and Income	PIMCO VIT Emerging Markets Bond Adv	PIMCO	1.12	-15.8	-0.95	0.87
Corporate Bond - High Yield	PIMCO VIT High Yield Adv	PIMCO	0.87	-10.38	1.78	3.42
Growth and Income	PIMCO VIT Low Duration Adv	PIMCO	0.75	-5.84	-0.02	0.32
Worldwide Bond	PIMCO VIT Real Return Adv	PIMCO	0.77	-11.99	1.86	0.8
Corporate Bond - General	PIMCO VIT Short-Term Adv	PIMCO	0.7	-0.25	1.16	1.25
Growth and Income	PIMCO VIT Total Return Adv	PIMCO	0.75	-14.39	-0.28	0.82
Corporate Bond - General	Pioneer Bond VCT ll	Amundi US	0.88	-14.46	0.04	1.43
Equity-Income	Pioneer Equity Income VCT II	Amundi US	1.05	-7.94	5.62	10.17
Corporate Bond - High Yield	Pioneer High Yield VCT II	Amundi US	1.17	-11.44	0.89	3.11
Income	Pioneer Strategic Income VCT II5	Amundi US	1.04	-12.84	0.45	1.71
Growth and Income	Pioneer VCT II	Amundi US	1.04	-19.68	10.35	12.32
Growth	Principal Blue Chip 3	Principal Funds	1.05	-31.2
Balanced	Principal Diversified Balanced 3	Principal Funds	0.64	-15.24	3.82	5.73
Growth	Principal Diversified Growth 3	Principal Funds	0.66	-15.84	4.9	7.17
Income	Principal Diversified Income 3	Principal Funds	0.62	-14.73	2.64	4.24
Equity-Income	Principal Equity Income 3	Principal Funds	0.87	-10.86	7.09	10.39
Growth	PSF Mid-Cap growth Portfolio II	PGIM Investments	1.05	-27.24	8.21	9.81
Specialty - Natural Resources	PSF Natural Resources Portfolio II	PGIM Investments	0.9	21.54	8.85	1.74
Growth	PSF PGIM Jennison Focused Blend Port II	PGIM Investments	1.24	-26.04	6.32	10.06
Small Company	Royce Capital Micro-Cap Svc	Royce Investment Partners	1.33	-22.65	6.01	5.46

Small Company	Royce Capital Small-Cap Svc	Royce Investment Partners	1.33	-9.41	3.16	6.07
Specialty - Health	Rydex Var Biotechnology	Rydex Funds	1.69	-13.31	3.79	10.76
Growth	Rydex Var S&P 500 Pure Growth[5]	Rydex Funds	1.6	-28.35	6.82	11.04
Growth	Rydex Var S&P MidCap 400 Pure Growth	Rydex Funds	1.6	-22.62	2.17	6.15
Growth	T. Rowe Price Blue Chip Growth Port II	T. Rowe Price	1	-38.66	4.89	11.4
Equity-Income	T. Rowe Price Equity Income Port II4	T. Rowe Price	0.99	-3.59	6.77	9.41
Specialty - Health	T. Rowe Price Health Sciences Port II	T. Rowe Price	1.19	-12.69	10.56	15.35
Growth	T. Rowe Price Mid-Cap Growth Port II4	T. Rowe Price	1.09	-22.75	6.94	11.68
Diversified Emerging Markets	Templeton Developing Markets VIP 2	Franklin Templeton Investments	1.44	-21.98	-1.67	1.02
Foreign Stock	Templeton Foreign VIP 2	Franklin Templeton Investments	1.06	-7.61	-1.97	1.47
Income	Templeton Global Bond VIP 2	Franklin Templeton Investments	0.76	-4.95	-2.32	-0.78
Growth	VanEck VIP Global Resources Fund S	VanEck	1.34	8.12	4.01	0.11
Growth and Income	Western Asset Core Plus VIT II	Franklin Templeton Investments	0.78	-17.28	-0.8	1.47
Corporate Bond - High Yield	Western Asset Variable Glbl Hi Yld Bd II5	Franklin Templeton Investments	1.07	-13.87	0.37	2.26

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received.
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.
Principal Risk [Text Block]	Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.
Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.
Catastrophic Events Risk [Member]
Prospectus:
Principal Risk [Text Block]	Catastrophic Events Risk. Catastrophic event risks such as terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which these types of catastrophic events, including the recent COVID-19 pandemic, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Cyber-Security Risk [Member]
Prospectus:
Principal Risk [Text Block]	Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.
C000098722 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation B5
Portfolio Company Adviser [Text Block]	AllianceBernstein
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
C000028529 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	AB VPS Small Cap Growth B
Portfolio Company Adviser [Text Block]	AllianceBernstein
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(39.26%)
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	10.56%
C000028839 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	AB VPS Small/Mid Cap Value B
Portfolio Company Adviser [Text Block]	AllianceBernstein
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
C000025033 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Aggressive Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation S
Portfolio Company Adviser [Text Block]	Alger
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(36.69%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	11.60%
C000125263 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure III
Portfolio Company Adviser [Text Block]	ALPS
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
C000146221 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	ALPS/Red Rocks Global Opportunity III
Portfolio Company Adviser [Text Block]	ALPS
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	(28.91%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
C000168667 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	American Century VP Balanced II
Portfolio Company Adviser [Text Block]	American Century Investments
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	6.38%
C000018265 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	American Century VP Discplnd Cor Val II
Portfolio Company Adviser [Text Block]	American Century Investments
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(12.83%)
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	10.37%
C000018206 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond - Treasury
Portfolio Company Name [Text Block]	American Century VP Inflation Prot II
Portfolio Company Adviser [Text Block]	American Century Investments
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
C000018274 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value II
Portfolio Company Adviser [Text Block]	American Century Investments
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(138.00%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
C000018276 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Century VP Ultra® II
Portfolio Company Adviser [Text Block]	American Century Investments
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(32.46%)
Average Annual Total Returns, 5 Years [Percent]	10.94%
Average Annual Total Returns, 10 Years [Percent]	13.95%
C000018257 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Century VP Value II
Portfolio Company Adviser [Text Block]	American Century Investments
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
C000121512 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000121517 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	American Funds IS® Global Balanced 4[4]
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000140606 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Funds IS® Capital Inc Builder®4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
C000121514 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	American Funds IS® Capital Wld Gr&Inc 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000121502 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	American Funds IS® Global Growth 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
C000121506 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	American Funds IS® Global Small Cap 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000121507 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Funds IS® Growth 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
C000121511 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
C000121508 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	American Funds IS® International 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
C000121516 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	American Funds IS® Intl Gr And Inc 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(15.52%)
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	3.37%
C000121509 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	American Funds IS® New World 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
C000121513 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	American Funds IS® The Bond Fd of Amer 4[4]
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
C000121505 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond - General
Portfolio Company Name [Text Block]	American Funds IS® Ultra-Short Bond 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	0.83%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	0.06%
C000121504 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Quality
Portfolio Company Name [Text Block]	American Funds IS® US Government Secs 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(11.20%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
C000121510 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	American Funds IS® Washington Mut Inv 4
Portfolio Company Adviser [Text Block]	American Funds
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000141139 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock 60/40 Trgt Allc ETF VI III
Portfolio Company Adviser [Text Block]	BlackRock
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(15.04%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
C000007907 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	BlackRock Advantage Lg Cp Cor V.I. III
Portfolio Company Adviser [Text Block]	BlackRock
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(20.16%)
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	11.56%
C000007925 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. 3
Portfolio Company Adviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(5.12%)
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000007934 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. III
Portfolio Company Adviser [Text Block]	BlackRock
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.35%
C000007919 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. III
Portfolio Company Adviser [Text Block]	BlackRock
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000007940 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. III
Portfolio Company Adviser [Text Block]	BlackRock
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
C000007910 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Gr V.I. III
Portfolio Company Adviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(38.25%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
C000030367 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Calvert VP S&P 500 Index
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	12.20%
C000135675 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(15.47%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.26%
C000023790 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Calvert VP SRI Mid Cap
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(19.49%)
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000047116 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Gr II
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(26.59%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	8.22%
C000022693 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strat II
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(8.23%)
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	11.25%
C000047119 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth II
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(32.42%)
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	12.49%
C000047122 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap II
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(25.50%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000047263 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth II
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.01%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000112075 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Columbia VP Contrarian Core 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.85%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000088786 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Columbia VP Dividend Opportunity 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000088788 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Columbia VP Emerging Markets 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(33.07%)
Average Annual Total Returns, 5 Years [Percent]	(3.27%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
C000112083 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Columbia VP Emerging Markets Bond 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.16%)
Average Annual Total Returns, 5 Years [Percent]	(1.87%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
C000088760 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Columbia VP High Yield Bond 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(10.78%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.61%
C000088768 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Columbia VP Select Large Cap Value 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(2.06%)
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	11.83%
C000088772 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Columbia VP Select Mid Cap Value 2[4]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
C000097669 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	Columbia VP Seligman Global Tech 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
C000088780 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Columbia VP Small Cap Value 2[4]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(8.97%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	9.45%
C000088792 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Columbia VP Strategic Income 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
C000088778 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Government Bond - Mortgage
Portfolio Company Name [Text Block]	Columbia VP US Government Mortgage 2
Portfolio Company Adviser [Text Block]	Columbia Threadneedle
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
C000017158 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
C000017169 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Delaware Ivy VIP Balanced II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(16.10%)
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.05%
C000032174 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy VIP Energy II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	50.41%
Average Annual Total Returns, 5 Years [Percent]	(1.66%)
Average Annual Total Returns, 10 Years [Percent]	(0.39%)
C000017177 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Delaware Ivy VIP Global Growth II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(17.49%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.60%
C000017175 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Delaware Ivy VIP Growth II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(27.24%)
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000017176 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Delaware Ivy VIP High Income II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(11.12%)
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	3.56%
C000017159 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Delaware Ivy VIP International Cor Eq II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	4.80%
C000017162 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
C000017174 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	Delaware Ivy VIP Natural Resources II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	0.23%
C000017166 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Tech II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(31.83%)
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	12.18%
C000017167 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Delaware Ivy VIP Small Cap Growth II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(26.83%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.83%
C000017168 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Delaware Ivy VIP Smid Cap Core II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(14.84%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	9.25%
C000017173 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Delaware VIP Global Value Equity II
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.32%)
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	7.21%
C000213001 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Delaware VIP International Ser Std
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	4.12%
C000212992 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Delaware VIP Opp Ser Standard
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000212995 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Delaware VIP Total Return Ser Std
Portfolio Company Adviser [Text Block]	Delaware Funds by Macquarie
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(10.56%)
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000047035 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Donoghue Forlines Dividend VIT 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	(10.35%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	2.89%
C000077948 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP B
Portfolio Company Adviser [Text Block]	DWS
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
C000017205 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	DWS CROCI US VIP B
Portfolio Company Adviser [Text Block]	DWS
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(15.67%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	5.59%
C000017152 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	DWS Equity 500 Index VIP B
Portfolio Company Adviser [Text Block]	DWS
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(18.62%)
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	11.90%
C000017183 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	DWS Global Small Cap VIP B
Portfolio Company Adviser [Text Block]	DWS
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(24.22%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	4.46%
C000017252 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	DWS High Income VIP B
Portfolio Company Adviser [Text Block]	DWS
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(9.38%)
Average Annual Total Returns, 5 Years [Percent]	2.21%
Average Annual Total Returns, 10 Years [Percent]	3.37%
C000017157 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP B
Portfolio Company Adviser [Text Block]	DWS
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(20.89%)
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	8.46%
C000017232 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP B
Portfolio Company Adviser [Text Block]	DWS
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000014195 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Inc Init
Portfolio Company Adviser [Text Block]	Eaton Vance
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(2.71%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.52%
C000026777 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond II S
Portfolio Company Adviser [Text Block]	Federated
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(11.92%)
Average Annual Total Returns, 5 Years [Percent]	1.35%
Average Annual Total Returns, 10 Years [Percent]	3.33%
C000026780 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann II S
Portfolio Company Adviser [Text Block]	Federated
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	(30.26%)
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	10.53%
C000199834 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Federated Hermes Managed Volatility II S
Portfolio Company Adviser [Text Block]	Federated
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000078375 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000019439 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
C000020434 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Service 2[4]
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
C000048791 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 50% Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	5.53%
C000048794 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 70% Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.28%
C000048797 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.19%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	8.61%
C000048776 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Mkt - Government
Portfolio Company Name [Text Block]	Fidelity® VIP Government MMKT Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.28%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.52%
C000013940 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
C000019127 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
C000019435 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Fidelity® VIP Intl Capital Apprec Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
C000048820 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bd Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000078378 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000014790 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
C000121124 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Real Estate
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.69%)
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	4.85%
C000048812 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
C000014249 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(7.35%)
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	9.94%
C000020093 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(39.96%)
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	9.88%
C000020137 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Real Estate
Portfolio Company Name [Text Block]	Franklin Global Real Estate VIP 2[4]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(26.06%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	2.89%
C000020130 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Franklin Income VIP 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
C000106567 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Franklin Multi-Asst Dyn Mlt-Strat VIT II
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.27%
C000020107 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000020109 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
C000020095 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
C000125189 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin VolSmart Allocation VIP 2[4]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(12.13%)
Average Annual Total Returns, 5 Years [Percent]	5.78%
C000027855 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Guggenheim Var Ser Q (Small Cap Value)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(3.74%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
C000088408 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Guggenheim VT Global Mgd Futures Strat
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
C000010398 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Guggenheim VT Long Short Equity
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
C000088407 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Guggenheim VT Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.02%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000209371 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Invesco Oppenheimer VI Intl Gr II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	3.99%
C000209363 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(31.13%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	11.55%
C000209375 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
C000095035 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Invesco VI Balanced-Risk Allocation II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
C000000457 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Invesco VI Core Plus Bond II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
C000084640 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Invesco VI Diversified Dividend II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(1.92%)
Average Annual Total Returns, 5 Years [Percent]	5.97%
Average Annual Total Returns, 10 Years [Percent]	9.53%
C000084676 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Invesco VI Equally Wtd S&P 500 II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.06%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.69%
C000084644 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Invesco VI Equity and Income II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
C000209367 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Invesco VI Global II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000209373 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Invesco VI Main Street II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(20.31%)
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	10.49%
C000000423 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Invesco VI Small Cap Equity II
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(20.73%)
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000028716 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000028720 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
C000028733 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Janus Henderson VIT Flexible Bond Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
C000028740 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	Janus Henderson VIT Glb Tech&Innvt Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000028728 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Rsrch Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(19.61%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	8.88%
C000028722 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Mid Cap Value Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
C000028745 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Janus Henderson VIT Overseas Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
C000028718 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(30.06%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.16%
C000022404 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Financial
Portfolio Company Name [Text Block]	JHVIT Financial Industries II
Portfolio Company Adviser [Text Block]	John Hancock
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(13.83%)
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	9.17%
C000022666 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	JHVIT Fundamental All Cap Core II
Portfolio Company Adviser [Text Block]	John Hancock
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(24.43%)
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000078287 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	JHVIT Select Bond II
Portfolio Company Adviser [Text Block]	John Hancock
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.38%)
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000022741 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multisector Bond
Portfolio Company Name [Text Block]	JHVIT Strategic Income Opportunities II
Portfolio Company Adviser [Text Block]	John Hancock
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(10.30%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	2.23%
C000113249 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Lazard Ret Global Dyn Multi Asst Svc
Portfolio Company Adviser [Text Block]	Lazard
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000028478 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Lazard Retirement International Eq Ser
Portfolio Company Adviser [Text Block]	Lazard
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(15.01%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	3.41%
C000020055 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC
Portfolio Company Adviser [Text Block]	Lord Abbett
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.81%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
C000087850 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Developing Growth VC
Portfolio Company Adviser [Text Block]	Lord Abbett
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000020053 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fundamental Eq VC
Portfolio Company Adviser [Text Block]	Lord Abbett
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(11.97%)
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.82%
C000139705 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Lord Abbett Series Short Duration Inc VC
Portfolio Company Adviser [Text Block]	Lord Abbett
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
C000007250 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	MFS® VIT II Blended Rsrch Core Eq Svc
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(16.20%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	11.48%
C000007238 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	MFS® VIT II Corporate Bond Service
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.63%
C000007286 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	MFS® VIT II Emerging Markets Equity Svc
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(19.94%)
Average Annual Total Returns, 5 Years [Percent]	(3.26%)
Average Annual Total Returns, 10 Years [Percent]	(0.27%)
C000007292 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT II Global Tactical Allc Svc
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(7.44%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	3.54%
C000007246 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	MFS® VIT II International Intrs Val Svc
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
C000007272 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Technology
Portfolio Company Name [Text Block]	MFS® VIT II Technology Svc
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(35.85%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	13.76%
C000021902 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Real Estate
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Service
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(27.14%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000007330 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Svc
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
C000007313 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Utility
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series Service
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000098625 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO Dynamic Bond Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(6.45%)
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.40%
C000072064 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO Glbl Mgd Ast Allc Ptf Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(18.40%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	3.02%
C000030988 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Worldwide Bond
Portfolio Company Name [Text Block]	PIMCO Global Bond Opps (Unhedged) Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(11.09%)
Average Annual Total Returns, 5 Years [Percent]	(1.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
C000166585 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	PIMCO Income Advisor
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.87%)
Average Annual Total Returns, 5 Years [Percent]	1.67%
C000139585 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO International Bond (USD-Hdg) Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	2.12%
C000026480 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
C000030986 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strat Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	(1.66%)
C000030987 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
C000030989 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(10.38%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	3.42%
C000030990 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
C000030983 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Worldwide Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.99%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.80%
C000081128 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(0.25%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000030985 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Adv
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
C000028201 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	Pioneer Bond VCT ll
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000028212 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Pioneer Equity Income VCT II
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(7.94%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
C000028218 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Pioneer High Yield VCT II
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(11.44%)
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	3.11%
C000028191 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Pioneer Strategic Income VCT II5
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(12.84%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.71%
C000028183 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Pioneer VCT II
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(19.68%)
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	12.32%
C000223412 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Principal Blue Chip 3
Portfolio Company Adviser [Text Block]	Principal Funds
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(31.20%)
C000223414 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Principal Diversified Balanced 3
Portfolio Company Adviser [Text Block]	Principal Funds
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.24%)
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	5.73%
C000223415 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Principal Diversified Growth 3
Portfolio Company Adviser [Text Block]	Principal Funds
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(15.84%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.17%
C000223416 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Principal Diversified Income 3
Portfolio Company Adviser [Text Block]	Principal Funds
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	2.64%
Average Annual Total Returns, 10 Years [Percent]	4.24%
C000223413 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	Principal Equity Income 3
Portfolio Company Adviser [Text Block]	Principal Funds
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(10.86%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.39%
C000013891 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	PSF Mid-Cap growth Portfolio II
Portfolio Company Adviser [Text Block]	PGIM Investments
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(27.24%)
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.81%
C000033337 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Natural Resources
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio II
Portfolio Company Adviser [Text Block]	PGIM Investments
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	1.74%
C000013887 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Port II
Portfolio Company Adviser [Text Block]	PGIM Investments
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(26.04%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000033015 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Royce Capital Micro-Cap Svc
Portfolio Company Adviser [Text Block]	Royce Investment Partners
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(22.65%)
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	5.46%
C000033016 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Svc
Portfolio Company Adviser [Text Block]	Royce Investment Partners
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(9.41%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.07%
C000010380 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Health
Portfolio Company Name [Text Block]	Rydex Var Biotechnology
Portfolio Company Adviser [Text Block]	Rydex Funds
Current Expenses [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	(13.31%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.76%
C000010408 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Rydex Var S&P 500 Pure Growth[5]
Portfolio Company Adviser [Text Block]	Rydex Funds
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(28.35%)
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	11.04%
C000010413 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Rydex Var S&P MidCap 400 Pure Growth
Portfolio Company Adviser [Text Block]	Rydex Funds
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	(22.62%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	6.15%
C000005446 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Port II
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
C000005440 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity-Income
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Port II4
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
C000005449 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty - Health
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Port II
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
C000005444 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Port II4
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(22.75%)
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	11.68%
C000020111 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(21.98%)
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000020114 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Stock
Portfolio Company Name [Text Block]	Templeton Foreign VIP 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(7.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.97%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
C000020121 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP 2
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
C000025043 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund S
Portfolio Company Adviser [Text Block]	VanEck
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	0.11%
C000154792 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth and Income
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT II
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
C000047257 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Corporate Bond - High Yield
Portfolio Company Name [Text Block]	Western Asset Variable Glbl Hi Yld Bd II5
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(13.87%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	2.26%
Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]
DEATH BENEFIT
If the owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
Without Optional Value Endorsement [Member]
Prospectus:
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 15
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$3,784	$11,492	$19,392	$40,016

1 Year	3 Years	5 Years	10 Years
$1,900	$5,878	$10,110	$21,904

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,784
Surrender Expense, 1 Year, Minimum [Dollars]	1,900
Surrender Expense, 3 Years, Maximum [Dollars]	11,492
Surrender Expense, 3 Years, Minimum [Dollars]	5,878
Surrender Expense, 5 Years, Maximum [Dollars]	19,392
Surrender Expense, 5 Years, Minimum [Dollars]	10,110
Surrender Expense, 10 Years, Maximum [Dollars]	40,016
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,904
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$3,784	$11,492	$19,392	$40,016

1 Year	3 Years	5 Years	10 Years
$1,900	$5,878	$10,110	$21,904

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,784
Annuitized Expense, 1 Year, Minimum [Dollars]	1,900
Annuitized Expense, 3 Years, Maximum [Dollars]	11,492
Annuitized Expense, 3 Years, Minimum [Dollars]	5,878
Annuitized Expense, 5 Years, Maximum [Dollars]	19,392
Annuitized Expense, 5 Years, Minimum [Dollars]	10,110
Annuitized Expense, 10 Years, Maximum [Dollars]	40,016
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,904
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$3,784	$11,492	$19,392	$40,016

1 Year	3 Years	5 Years	10 Years
$1,900	$5,878	$10,110	$21,904

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,784
No Surrender Expense, 1 Year, Minimum [Dollars]	1,900
No Surrender Expense, 3 Years, Maximum [Dollars]	11,492
No Surrender Expense, 3 Years, Minimum [Dollars]	5,878
No Surrender Expense, 5 Years, Maximum [Dollars]	19,392
No Surrender Expense, 5 Years, Minimum [Dollars]	10,110
No Surrender Expense, 10 Years, Maximum [Dollars]	40,016
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,904
With Optional Value Endorsement [Member]
Prospectus:
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Exchange Fee, Maximum [Dollars]	$ 15
No Optional Value Endorsement [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.10%
Five-Year Optional Value Endorsement [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,985	$15,703	$21,623	$39,149

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,985
Surrender Expense, 3 Years, Maximum [Dollars]	15,703
Surrender Expense, 5 Years, Maximum [Dollars]	21,623
Surrender Expense, 10 Years, Maximum [Dollars]	$ 39,149
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,985	$15,703	$21,623	$39,149

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,985
Annuitized Expense, 3 Years, Maximum [Dollars]	15,703
Annuitized Expense, 5 Years, Maximum [Dollars]	21,623
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 39,149
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$3,685	$11,203	$18,923	$39,149

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,685
No Surrender Expense, 3 Years, Maximum [Dollars]	11,203
No Surrender Expense, 5 Years, Maximum [Dollars]	18,923
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 39,149
Name of Benefit [Text Block]	5-Year Optional Value Endorsement
Purpose of Benefit [Text Block]	In exchange for a fee reduction (-10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.
Brief Restrictions / Limitations [Text Block]	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
Name of Benefit [Text Block]	5-Year Optional Value Endorsement
Six-Year Optional Value Endorsement [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Name of Benefit [Text Block]	6-Year Optional Value Endorsement
Purpose of Benefit [Text Block]
In exchange for a fee reduction
(-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.

The 6-Year Optional Value Endorsement is not offered on Contracts issued on or after May 1, 2020.

Brief Restrictions / Limitations [Text Block]	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
Name of Benefit [Text Block]	6-Year Optional Value Endorsement
Seven-Year Optional Value Endorsement [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	0.90%
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,200	$11,584	$14,224	$22,958

Surrender Expense, 1 Year, Minimum [Dollars]	$ 9,200
Surrender Expense, 3 Years, Minimum [Dollars]	11,584
Surrender Expense, 5 Years, Minimum [Dollars]	14,224
Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,958
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,200	$11,584	$14,224	$22,958

Annuitized Expense, 1 Year, Minimum [Dollars]	$ 9,200
Annuitized Expense, 3 Years, Minimum [Dollars]	11,584
Annuitized Expense, 5 Years, Minimum [Dollars]	14,224
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 22,958
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,000	$6,184	$10,624	$22,958

No Surrender Expense, 1 Year, Minimum [Dollars]	$ 2,000
No Surrender Expense, 3 Years, Minimum [Dollars]	6,184
No Surrender Expense, 5 Years, Minimum [Dollars]	10,624
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,958
Name of Benefit [Text Block]	7-Year Optional Value Endorsement
Purpose of Benefit [Text Block]	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.
Brief Restrictions / Limitations [Text Block]	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
Name of Benefit [Text Block]	7-Year Optional Value Endorsement
Return Of Premium Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Pays the greater of the accumulation value or net premium.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]
•    Can only be elected at the time of application.
•    Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
•    Withdrawals could significantly reduce the benefit.
•    For contracts issued prior to January 1, 2021, the Return of Premium Death Benefit was the standard death benefit.

Name of Benefit [Text Block]	Return of Premium Death Benefit
Operation of Benefit [Text Block]
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for a 1.00% mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
Enhanced Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Name of Benefit [Text Block]	Enhanced Death Benefit
Purpose of Benefit [Text Block]	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Brief Restrictions / Limitations [Text Block]	• Can only be elected at the time of application. • Maximum owners issue age for this benefit is age 80. • Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Enhanced Death Benefit
Operation of Benefit [Text Block]
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for a 0.30% mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:

a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
After Reimbursement And Or Fee Waivers [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses after reimbursements and/or fee waivers as of 12/31/2021
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	2.02%
Portfolio Company Expenses, Footnotes [Text Block]	The Expenses after reimbursements and/or fee waivers as of 12/31/2022 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio
Dollar Cost Averaging (DCA) Program [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA)
Purpose of Benefit [Text Block]	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.
Brief Restrictions / Limitations [Text Block]
•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.

Name of Benefit [Text Block]	Dollar Cost Averaging (DCA)
Free Withdrawal Amount [Member]
Prospectus:
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge.
Brief Restrictions / Limitations [Text Block]	If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years.
Name of Benefit [Text Block]	Free Withdrawal Amount
Portfolio Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.
Brief Restrictions / Limitations [Text Block]	•Portfolio Rebalancing program is not available when there is an active DCA program. •The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program. There is no charge for portfolio rebalancing transfers.
Systemic Withdrawal Program [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to have a portion of the accumulation value withdrawn automatically.
Brief Restrictions / Limitations [Text Block]	If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]
SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Surrenders And Partial Withdrawals [Member]
Prospectus:
Operation of Benefit [Text Block]
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.
Dollar Cost Averaging Program [Member]
Prospectus:
Operation of Benefit [Text Block]
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
Accumulation Value Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]
ACCUMULATION VALUE DEATH BENEFIT
This is the default death benefit at the time of application and we deduct a 0.75% mortality and expense risk charge which includes the cost of this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.

If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives a complete death benefit claim.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.